Trade and other receivables and deferred expenses	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables and deferred expenses	Trade and other receivables and deferred expenses

	2024	2023
Current
Trade receivables, net of loss allowance	$5,242	$4,058
Deposits, prepayments and other receivables
- deposits	568	887
- prepayments	7,047	3,299
- other receivables	360	1,099
	7,975	5,285
Deferred expenses (note)	3,549	8,313
	16,766	17,656
Non-current
Deferred expenses (note)	—	3,531
	$16,766	$21,187
Note:    Deferred expenses represent the advanced bonus payment to a director and certain employees for retention purpose under various arrangements. These balances are amortized over the period as stated in the employment agreements and recognized as an expense when the Group consumes the benefit arising from the services provided by the director and those employees in exchange for employee benefits. The amounts expected to be amortized within one year are recognized under current assets.
All trade receivables, deposits, prepayments and other receivables are expected to be recovered or recognized as expense within one year. Trade receivables are due within 30 to 90 days from the date of billing.
Information about the Group’s exposure to credit and market risks, and expected credit loss for trade receivables is included in note 32(C).